Assumptions Used in Estimating Fair Value of Options Granted to Directors (Detail) (Directors Stock Option Plan, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Directors Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield		4.70%
Risk-free interest rate		0.78%
Expected life		8 years 2 months 12 days
Expected volatility		78.29%
Calculated value per option	$ 8.88	$ 8.88
Forfeitures		0.00%